Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	9.12%	19.08%	(4.39%)	5.83%	7.58%	11.32%